UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2003

                   Date of reporting period: November 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



-------------------------------------------------------------------------------
Large-Cap Value
-------------------------------------------------------------------------------


AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein Value Fund


Annual Report -- November 30, 2003

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at
(800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

January 26, 2004

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Value Fund (the "Fund") for the annual reporting period ended November 30, 2003.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

Investment Results

The following table provides performance for the Fund and its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended November 30, 2003.

INVESTMENT RESULTS*
Periods Ended November 30, 2003

                           ---------------------------------
                                        Returns
                           ---------------------------------
                              6 Months          12 Months
                           --------------     --------------
AllianceBernstein
Value Fund
   Class A                      11.38%            16.93%
------------------------------------------------------------
   Class B                      10.93%            16.03%
------------------------------------------------------------
   Class C                      10.93%            16.03%
------------------------------------------------------------
Russell 1000
Value Index                     11.15%            17.16%
------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of November 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

The unmanaged Russell 1000 Value Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Value Fund.

Additional investment results appear on page 5.

During the six-month and 12-month periods ended November 30, 2003, the Fund's Class A shares gained 11.38% and 16.93%, respectively, and participated in the U.S. stock market rally.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 1

Over the 12-month reporting period ended November 30, 2003, the Fund's positive performance was attributed to strong stock selection in the technology, energy and utilities sectors. The Fund's investments in technology stocks did particularly well as these companies rose sharply from depressed levels. On the negative side, disappointing returns from consumer growth stocks and a few retail sales companies held the Fund back and caused its underperformance relative to its benchmark over the 12-month period under review.

Over the six-month period ended November 30, 2003, the Fund's Class A share outperformance relative to the Russell 1000 Value Index was derived from stock selection, particularly in select technology, utility and energy holdings.

Market Review and Investment Strategy

The stock market rally, which began in March after the U.S. invasion of Iraq, gathered strength as investors gained confidence in the outlook for the economy and corporate profits. All sectors participated in the rally, but cyclically-oriented sectors such as technology and consumer cyclicals led the rise. Many forecasters expect U.S. economic growth to continue, and operating earnings look set to match or exceed the record levels of 2000.

The value opportunity, as we measure it, has fallen from its high levels of a few years ago, and, consequently, we have diversified the Fund's portfolio by reducing exposure to certain overweighted sectors.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN VALUE FUND

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN VALUE FUND CLASS A
GROWTH OF A $10,000 INVESTMENT
3/29/01* - 11/30/03

AllianceBernstein Value Fund Class A: $10,623
Russell 1000 Value Index: $10,525


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                           AllianceBernstein           Russell 1000
                           Value Fund Class A          Value Index
----------------------------------------------------------------------------
        3/29/01*               $  9,579                  $ 10,000
       11/30/01                $  9,828                  $  9,939
       11/30/02                $  9,085                  $  8,984
       11/30/03                $ 10,623                  $ 10,525


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Value Fund (from 3/29/01* to 11/30/03) as compared to the performance of an appropriate broad-based index. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 1000 Value Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Value Fund.


* Fund and benchmark data is from the Fund's Class A share inception date of 3/29/01.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 3

PORTFOLIO SUMMARY
November 30, 2003

INCEPTION DATES
Class A Shares
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01


PORTFOLIO STATISTICS
Net Assets ($mil): $764.0


SECTOR BREAKDOWN
    36.2%   Financial
    11.7%   Utilities
     9.5%   Energy
     7.8%   Technology
     7.4%   Consumer Cyclicals
     6.9%   Consumer Growth                         [PIE CHART OMITTED]
     4.6%   Capital Equipment
     4.3%   Consumer Staples
     3.3%   Industrial Commodities
     1.9%   Services
     1.7%   Non-Financial

     4.7%   Short-Term


All data as of November 30, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN VALUE FUND

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

Class A Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
                1 Year                16.93%                 11.95%
       Since Inception*                3.95%                  2.29%

Class B Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
                1 Year                16.03%                 12.03%
       Since Inception*                3.22%                  2.50%

Class C Shares
-------------------------------------------------------------------------------
                              Without Sales Charge     With Sales Charge
                1 Year                16.03%                 15.03%
       Since Inception*                3.22%                  3.22%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)

                                  Class A           Class B          Class C
                                   Shares            Shares           Shares
-------------------------------------------------------------------------------
                1 Year             23.50%            24.05%           27.05%
       Since Inception*             4.25%             4.48%            5.15%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception date for all share classes: 3/29/01.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 5

TEN LARGEST HOLDINGS
November 30, 2003

                                                                    Percent of
Company                                                 Value       Net Assets
_______________________________________________________________________________

Citigroup, Inc.                                 $  34,541,472           4.5%
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                  29,659,400           3.9
-------------------------------------------------------------------------------
Bank of America Corp.                              20,403,815           2.6
-------------------------------------------------------------------------------
Altria Group, Inc.                                 16,114,800           2.1
-------------------------------------------------------------------------------
ChevronTexaco Corp.                                15,771,751           2.1
-------------------------------------------------------------------------------
Hewlett-Packard Co.                                13,603,968           1.8
-------------------------------------------------------------------------------
Wachovia Corp.                                     12,727,650           1.7
-------------------------------------------------------------------------------
Comcast Corp. Cl.A                                 12,207,291           1.6
-------------------------------------------------------------------------------
FleetBoston Financial Corp.                        10,673,740           1.4
-------------------------------------------------------------------------------
U.S. Bancorp                                        9,989,455           1.3
-------------------------------------------------------------------------------
                                                $ 175,693,342          23.0%


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN VALUE FUND

PORTFOLIO OF INVESTMENTS
November 30, 2003


Company                                                Shares             Value
-------------------------------------------------------------------------------
COMMON STOCKS-95.2%

Financial-36.2%
Banks - NYC-5.7%
Citigroup, Inc.                                       734,300     $  34,541,472
J. P. Morgan Chase & Co.                              246,400         8,712,704
                                                                  -------------
                                                                     43,254,176
                                                                  -------------
Finance - Personal Loans-0.5%
Countrywide Credit Industries, Inc.                    38,000         4,012,800
                                                                  -------------
Life Insurance-2.1%
Jefferson-Pilot Corp.                                  98,400         4,775,352
John Hancock Financial Services, Inc.                 136,500         5,016,375
MetLife, Inc.                                         159,100         5,200,979
Torchmark Corp.                                        23,900         1,053,990
                                                                  -------------
                                                                     16,046,696
                                                                  -------------
Major Regional Banks-13.8%
AmSouth Bancorp                                       166,200         3,987,138
Bank of America Corp.                                 270,500        20,403,815
Bank One Corp.                                        190,800         8,273,088
FleetBoston Financial Corp.                           262,900        10,673,740
Huntington Bancshares, Inc.                           177,000         3,892,230
KeyCorp.                                              177,000         4,918,830
National City Corp.                                   181,500         6,089,325
PNC Financial Services Group                          109,100         5,930,676
Regions Financial Corp.                               109,500         4,063,545
SunTrust Banks, Inc.                                   78,500         5,577,425
Union Planters Corp.                                   49,500         1,708,245
U.S. Bancorp                                          360,500         9,989,455
Wachovia Corp.                                        278,200        12,727,650
Wells Fargo & Co.                                     125,800         7,212,114
                                                                  -------------
                                                                    105,447,276
                                                                  -------------
Multi-Line Insurance-2.5%
Aetna, Inc.                                            25,000         1,609,500
American International Group, Inc.                    105,353         6,105,206
Health Net, Inc.(a)                                   114,000         3,727,800
Humana, Inc.(a)                                       102,600         2,291,058
The Hartford Financial Services Group, Inc.           102,400         5,632,000
                                                                  -------------
                                                                     19,365,564
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 7

Company                                                Shares             Value
-------------------------------------------------------------------------------
Property/Casualty Insurance-3.9%
ACE, Ltd. (Bermuda)                                    46,500    $    1,694,925
Allstate Corp.                                        198,000         7,995,240
Chubb Corp.                                            78,900         5,164,005
PartnerRe, Ltd.                                        33,000         1,838,760
RenaissanceRe Holdings, Ltd.                           31,800         1,525,128
The St. Paul Companies, Inc.                          117,700         4,366,670
Travelers Property Casualty Corp. Cl.A                223,230         3,482,388
Travelers Property Casualty Corp. Cl.B                 42,181           658,024
XL Capital, Ltd. Cl.A                                  37,100         2,789,920
                                                                  -------------
                                                                     29,515,060
                                                                  -------------
Savings & Loan-3.4%
Astoria Financial Corp.                               109,200         4,081,896
Federal Home Loan Mortgage Corp.                       60,900         3,314,178
Federal National Mortgage Assn.                        50,200         3,514,000
Golden West Financial Corp.                            50,000         5,045,000
Washington Mutual, Inc.                               217,550         9,965,966
                                                                  -------------
                                                                     25,921,040
                                                                  -------------
Miscellaneous-4.3%
Bear Stearns Companies, Inc.                           49,000         3,550,540
Goldman Sachs Group, Inc.                              82,900         7,965,032
Lehman Brothers Holdings, Inc.                         82,500         5,957,325
MBIA, Inc.                                             24,200         1,406,504
Merrill Lynch & Co., Inc.                             102,900         5,839,575
Morgan Stanley                                        144,700         7,999,016
                                                                  -------------
                                                                     32,717,992
                                                                  -------------
                                                                    276,280,604
                                                                  -------------
Utilities-11.7%
Electric Companies-6.4%
Alliant Energy Corp.                                  104,100         2,545,245
American Electric Power Co., Inc.                     180,700         5,003,583
Cinergy Corp.                                         103,500         3,782,925
Constellation Energy Group, Inc.                      106,550         4,010,542
Edison International(a)                                32,100           655,482
Entergy Corp.                                          94,600         5,000,556
Exelon Corp.                                           39,800         2,460,436
FirstEnergy Corp.                                     148,400         5,142,060
Northeast Utilities                                   140,575         2,804,471
PG&E Corp.(a)                                          61,900         1,554,928
Pinnacle West Capital Corp.                           111,800         4,401,566
PPL Corp.                                              99,725         4,076,758
Puget Energy, Inc.                                    100,000         2,325,000
Sempra Energy                                         128,600         3,641,952
Wisconsin Energy Corp.                                 10,500           343,350
Xcel Energy, Inc.                                      88,300         1,474,610
                                                                  -------------
                                                                     49,223,464
                                                                  -------------
Radio-TV Broadcasting-0.2%
Cox Communications, Inc.(a)                            36,000         1,220,400
                                                                  -------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN VALUE FUND

Company                                                Shares             Value
-------------------------------------------------------------------------------
Telephone-5.1%
AT&T Wireless Services, Inc.(a)                       393,300     $   2,949,750
BellSouth Corp.                                       345,800         9,001,174
Qwest Communications International, Inc.(a)           739,500         2,706,570
SBC Communications, Inc.                              343,900         8,005,992
Sprint Corp.                                          341,150         5,113,839
Sprint Corp. (PCS Group)(a)                           683,100         3,135,429
Verizon Communications, Inc.                          235,000         7,700,950
                                                                  -------------
                                                                     38,613,704
                                                                  -------------
                                                                     89,057,568
                                                                  -------------
Energy-9.5%
Gas Pipelines-0.1%
The Williams Companies, Inc.                           81,500           764,470
                                                                  -------------
Oils - Integrated Domestic-3.5%
Ashland, Inc.                                          81,600         3,242,784
ConocoPhillips                                        164,320         9,323,517
Marathon Oil Corp.                                    163,100         4,829,391
Occidental Petroleum Corp.                            144,300         5,292,924
Valero Energy Corp.                                    87,600         3,775,560
                                                                  -------------
                                                                     26,464,176
                                                                  -------------
Oils - Integrated International-5.9%
ChevronTexaco Corp.                                   210,010        15,771,751
Exxon Mobil Corp.                                     820,000        29,659,400
                                                                  -------------
                                                                     45,431,151
                                                                  -------------
                                                                     72,659,797
                                                                  -------------
Technology-7.7%
Communication - Equip. Mfrs.-2.6%
ADC Telecommunications, Inc.(a)                       918,100         2,258,526
Corning, Inc.(a)                                      700,000         8,022,000
Lucent Technologies, Inc.(a)                          622,200         1,991,040
Nortel Networks Corp.(a)                            1,283,400         5,788,134
Tellabs, Inc.(a)                                      274,800         2,198,400
                                                                  -------------
                                                                     20,258,100
                                                                  -------------
Computers-2.6%
Hewlett-Packard Co.                                   627,200        13,603,968
International Business Machines Corp.                  68,200         6,174,828
Quantum Corp.(a)                                      125,000           395,000
                                                                  -------------
                                                                     20,173,796
                                                                  -------------
Computer/Instrumentation-0.6%
Flextronics International, Ltd. (Singapore)(a)        286,500         4,592,595
                                                                  -------------



_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 9

Company                                                Shares            Value
-------------------------------------------------------------------------------
Miscellaneous Industrial Technology-1.9%
Arrow Electronics, Inc.(a)                             31,625     $     739,393
Avnet, Inc.(a)                                         95,650         2,040,214
Ingram Micro, Inc. Cl.A(a)                            164,000         2,391,120
Sanmina-SCI Corp.(a)                                  260,600         3,176,714
Solectron Corp.(a)                                    766,187         4,482,194
Tech Data Corp.(a)                                     37,000         1,363,080
                                                                  -------------
                                                                     14,192,715
                                                                  -------------
                                                                     59,217,206
                                                                  -------------
Consumer Cyclicals-7.4%
Apparel Manufacturing-0.6%
Liz Claiborne, Inc.                                    42,000         1,470,420
V. F. Corp.                                            70,000         2,888,900
                                                                  -------------
                                                                      4,359,320
                                                                  -------------
Auto Parts - After Market-0.2%
Genuine Parts Co.                                      47,500         1,495,300
                                                                  -------------
Autos & Auto Parts-3.0%
Autoliv, Inc.                                         111,900         3,744,174
Dana Corp.                                            120,500         1,948,485
Delphi Corp.                                          333,200         2,925,496
General Motors Corp.                                  156,800         6,707,904
Lear Corp.(a)                                          68,200         4,033,348
Magna International, Inc. Cl.A                         49,000         3,799,460
MI Developments, Inc. Cl.A (Canada)(a)                      1                26
                                                                  -------------
                                                                     23,158,893
                                                                  -------------
Home Furnishings-0.7%
Leggett & Platt, Inc.                                  62,300         1,267,182
Mohawk Industries, Inc.(a)                             55,500         4,000,440
                                                                  -------------
                                                                      5,267,622
                                                                  -------------
Household - Appliances/Durables-0.5%
Whirlpool Corp.                                        58,800         4,017,216
                                                                  -------------
Retailers-2.1%
Federated Department Stores, Inc.                     117,500         5,768,075
May Department Stores Co.                             173,400         5,141,310
Office Depot, Inc.(a)                                 213,000         3,376,050
Sears, Roebuck & Co.                                   36,700         2,024,372
                                                                  -------------
                                                                     16,309,807
                                                                  -------------
Tires & Rubber Goods-0.3%
Cooper Tire & Rubber Co.                              101,200         2,025,012
                                                                  -------------
                                                                     56,633,170
                                                                  -------------



_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN VALUE FUND

Company                                                Shares             Value
-------------------------------------------------------------------------------
Consumer Growth-6.9%
Drugs-2.5%
Bristol-Myers Squibb Co.                               84,600     $   2,229,210
GlaxoSmithKline Plc (ADR)(United Kingdom)              73,400         3,309,914
Merck & Co., Inc.                                     232,700         9,447,620
Pfizer, Inc.                                           98,500         3,304,675
Wyeth                                                  19,200           756,480
                                                                  -------------
                                                                     19,047,899
                                                                  -------------
Entertainment-1.5%
Time Warner, Inc.(a)                                  506,400         8,244,192
Viacom, Inc. Cl.B                                      42,700         1,678,964
Walt Disney Co.                                        52,000         1,200,680
                                                                  -------------
                                                                     11,123,836
                                                                  -------------
Hospital Supplies-0.4%
Guidant Corp.                                          53,400         3,031,518
                                                                  -------------
Publishing-0.6%
Deluxe Corp.                                           55,400         2,282,480
R. R. Donnelly & Sons Co.                              78,700         2,208,322
                                                                  -------------
                                                                      4,490,802
                                                                  -------------
Radio-TV Broadcasting-1.6%
Comcast Corp. Cl.A(a)                                 389,015        12,207,291
                                                                  -------------
Miscellaneous Consumer Growth-0.3%
Cendant Corp.(a)                                      113,100         2,506,296
                                                                  -------------
                                                                     52,407,642
                                                                  -------------
Capital Equipment-4.6%
Aerospace & Defense-0.6%
Goodrich Corp.                                        157,900         4,343,829
                                                                  -------------
Auto & Truck Parts-0.8%
Eaton Corp.                                            51,000         5,252,490
PACCAR, Inc.                                           15,300         1,227,213
                                                                  -------------
                                                                      6,479,703
                                                                  -------------
Electrical Equipment-1.1%
Cooper Industries, Ltd. Cl.A                           67,600         3,626,740
Hubbell, Inc. Cl.B                                     57,000         2,508,000
Rockwell Automation, Inc.                              25,900           861,175
Thomas & Betts Corp.(a)                                67,200         1,397,760
                                                                  -------------
                                                                      8,393,675
                                                                  -------------
Machiney - Agricultural-0.5%
Caterpillar, Inc.                                      50,000         3,802,500
                                                                  -------------
Miscellaneous Capital Goods-1.6%
Parker-Hannifin Corp.                                  49,600         2,727,504
Textron, Inc.                                         107,100         5,337,864
Tyco International, Ltd. (Bermuda)                    176,500         4,050,675
                                                                  -------------
                                                                     12,116,043
                                                                  -------------
                                                                     35,135,750
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 11

Company                                                Shares             Value
-------------------------------------------------------------------------------
Consumer Staples-4.4%
Foods-0.3%
Sara Lee Corp.                                         82,400     $   1,693,320
Tyson Foods, Inc. Cl.A                                 48,538           662,543
                                                                  -------------
                                                                      2,355,863
                                                                  -------------
Retail - Food-0.8%
Albertson's, Inc.                                      49,600         1,055,488
Safeway, Inc.(a)                                      176,500         3,662,375
SUPERVALU, Inc.                                        35,600           919,192
The Kroger Co.(a)                                      14,500           273,470
                                                                  -------------
                                                                      5,910,525
                                                                  -------------
Soaps & Household Chemicals-0.4%
Procter & Gamble Co.                                   32,000         3,079,680
                                                                  -------------
Sugar Refiners-0.2%
Archer-Daniels-Midland Co.                             95,375         1,362,909
                                                                  -------------
Tobacco-2.7%
Altria Group, Inc.                                    309,900        16,114,800
UST, Inc.                                             125,400         4,513,146
                                                                  -------------
                                                                     20,627,946
                                                                  -------------
                                                                     33,336,923
                                                                  -------------
Industrial Commodities-3.2%
Aluminum-0.5%
Alcan, Inc. (Canada)                                   92,100         3,913,329
                                                                  -------------
Chemicals-1.1%
Cabot Corp.                                            22,750           662,025
Dow Chemical Co.                                       69,500         2,609,725
E. I. du Pont de Nemours & Co.                         41,200         1,708,152
Lubrizol Corp.                                         59,000         1,777,670
Lyondell Chemical Co.                                  56,000           831,040
PPG Industries, Inc.                                   14,900           871,203
                                                                  -------------
                                                                      8,459,815
                                                                  -------------
Containers-0.0%
Owens-Illinois, Inc.(a)                                19,300           217,704
                                                                  -------------
Fertilizers-0.1%
Monsanto Co.                                           38,600         1,046,832
                                                                  -------------
Paper-1.5%
Boise Cascade Corp.                                    50,200         1,481,402
Georgia-Pacific Corp.                                 190,300         5,193,287
MeadWestvaco Corp.                                    138,808         3,542,380
Smurfit-Stone Container Corp.(a)                       62,800         1,027,408
                                                                  -------------
                                                                     11,244,477
                                                                  -------------
                                                                     24,882,157
                                                                  -------------


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN VALUE FUND

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)            Value
-------------------------------------------------------------------------------
Services-1.9%
Environmental Services-0.2%
Allied Waste Industries, Inc.(a)                      139,600     $   1,738,020
                                                                  -------------
Railroads-1.7%
Burlington Northern Santa Fe Corp.                    152,425         4,537,692
CSX Corp.                                             127,000         4,304,030
Norfolk Southern Corp.                                195,200         4,179,232
                                                                  -------------
                                                                     13,020,954
                                                                  -------------
                                                                     14,758,974
                                                                  -------------
Non-Financial-1.7%
Building Materials - Cement-0.3%
Martin Marietta Materials, Inc.                        48,300         2,056,131
                                                                  -------------
Home Building-1.0%
KB HOME                                                41,400         2,851,632
Pulte Homes, Inc.                                      54,000         5,159,160
                                                                  -------------
                                                                      8,010,792
                                                                  -------------
Miscellaneous Building-0.4%
Sherwin-Williams Co.                                   96,000         3,113,280
                                                                  -------------
                                                                     13,180,203
                                                                  -------------
Total Common Stocks
  (cost $633,583,829)                                               727,549,994
                                                                  -------------
SHORT-TERM INVESTMENT-4.7%
Time Deposit-4.7%
State Street Euro Dollar
  0.50%, 12/01/03
  (cost $35,881,000)                                 $ 35,881        35,881,000
                                                                  -------------
Total Investments-99.9%
  (cost $669,464,829)                                               763,430,994
Other assets less liabilities-0.1%                                      539,437
                                                                  -------------
Net Assets-100%                                                   $ 763,970,431
                                                                  =============


(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 13

STATEMENT OF ASSETS & LIABILITIES
November 30, 2003

ASSETS
Investments in securities, at value (cost $669,464,829)           $ 763,430,994
Cash                                                                        734
Dividends and interest receivable                                     1,750,235
Receivable for shares of beneficial interest sold                     1,244,647
                                                                  -------------
Total assets                                                        766,426,610
                                                                  -------------
LIABILITIES
Payable for shares of beneficial interest redeemed                    1,432,723
Advisory fee payable                                                    466,009
Distribution fee payable                                                243,596
Accrued expenses and other liabilities                                  313,851
                                                                  -------------
Total liabilities                                                     2,456,179
                                                                  -------------
Net Assets                                                        $ 763,970,431
                                                                  =============
COMPOSITION OF NET ASSETS
Paid-in capital                                                   $ 681,993,999
Undistributed net investment income                                   5,593,671
Accumulated net realized loss on investment transactions            (17,583,404)
Net unrealized appreciation of investments                           93,966,165
                                                                  -------------
                                                                  $ 763,970,431
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($136,923,560/12,498,515 shares of beneficial interest
  issued and outstanding)                                                $10.96
Sales charge--4.25% of public offering price                                .49
                                                                         ------
Maximum offering price                                                   $11.45
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($174,262,343/16,052,124 shares of beneficial interest
  issued and outstanding)                                                $10.86
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($81,927,932/7,546,051 shares of beneficial interest
  issued and outstanding)                                                $10.86
                                                                         ======
Class R Shares
Net asset value, redemption and offering price per share
  ($10,038/917 shares of beneficial interest
  issued and outstanding)                                                $10.95
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($370,846,558/33,680,399 shares of beneficial interest
  issued and outstanding)                                                $11.01
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN VALUE FUND

STATEMENT OF OPERATIONS
Year Ended November 30, 2003


Investment Income
Dividends (net of foreign taxes withheld
  of $22,591)                                     $ 16,008,857
Interest                                               154,178     $ 16,163,035
                                                  ------------
EXPENSES
Advisory fee                                         4,717,370
Distribution fee--Class A                              338,162
Distribution fee--Class B                            1,586,293
Distribution fee--Class C                              710,183
Distribution fee--Class R                                    4
Transfer agency                                      1,872,947
Custodian                                              186,504
Printing                                               148,043
Administrative                                         136,000
Registration fees                                       84,596
Audit and legal                                         72,220
Trustees' fees and expenses                             19,556
Miscellaneous                                           38,850
                                                  ------------
Total expenses                                       9,910,728
Less: expense offset arrangement
  (see Note B)                                            (721)
                                                  ------------
Net expenses                                                          9,910,007
                                                                   ------------
Net investment income                                                 6,253,028
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized loss on investment
  transactions                                                       (6,690,252)
Net change in unrealized
  appreciation/depreciation
  of investments                                                    108,326,725
                                                                   ------------
Net gain on investment
  transactions                                                      101,636,473
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $107,889,501
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 15

STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended       Year Ended
                                                 November 30,     November 30,
                                                     2003             2002
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   6,253,028    $   2,599,542
Net realized loss on investment
  transactions                                      (6,690,252)     (10,404,567)
Net change in unrealized
  appreciation/depreciation
  of investments                                   108,326,725      (13,637,242)
                                                 -------------    -------------
Net increase (decrease) in net assets
  from operations                                  107,889,501      (21,442,267)

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                             (683,689)        (286,606)
  Class B                                             (160,652)         (98,531)
  Class C                                              (68,503)         (42,991)
  Advisor Class                                     (2,251,220)         (73,691)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase                                       123,452,364      359,613,243
                                                 -------------    -------------
Total increase                                     228,177,801      337,669,157

NET ASSETS
Beginning of period                                535,792,630      198,123,473
                                                 -------------    -------------
End of period (including undistributed
  net investment income of $5,593,671
  and $2,504,716, respectively)                  $ 763,970,431    $ 535,792,630
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN VALUE FUND

NOTES TO FINANCIAL STATEMENTS
November 30, 2003


NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the AllianceBernstein Global Value Fund, the AllianceBernstein International Value Fund, the AllianceBernstein Small Cap Value Fund and the AllianceBernstein Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein Value Fund (the "Fund"). The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 17

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized cur-


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN VALUE FUND
rency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser, an advisory fee at an annual rate of .75% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Fund. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Subsequent Events" below.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 19

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001, under which the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20%, 3.20% and 2.20% of the daily average net assets of Class A, Class B, Class C and Advisor Class shares, respectively. Effective November 3, 2003, the Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total fund operating expenses on an annual basis to 2.70% of the daily average net assets of Class R shares. For the year ended November 30, 2003, there were no expenses waived or reimbursed by the Adviser.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended November 30, 2003, such fees amounted to $136,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,386,759 for the year ended November 30, 2003.

For the year ended November 30, 2003, the Fund's expenses were reduced by $721 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $17,058 from the sale of Class A shares and received $2,547, $403,598 and $11,957 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended November 30, 2003.

Brokerage commissions paid on investment transactions for the year ended November 30, 2003, amounted to $972,073, of which $631,089 was paid to Sanford
C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares and .50 of 1% of the average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,545,855 and $552,373 for Class B and Class C shares, respec-


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN VALUE FUND
tively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2003, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S.government securities)                      $277,007,017     $164,593,847
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost                                                               $669,971,210
                                                                   ============
Gross unrealized appreciation                                      $111,429,795
Gross unrealized depreciation                                       (17,970,011)
                                                                   ------------
Net unrealized appreciation                                        $ 93,459,784
                                                                   ============

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into five classes, designated Class A, Class B, Class C, Advisor Class and Class R shares. Transactions in shares of beneficial interest were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                     Year Ended    Year Ended      Year Ended      Year Ended
                     November 30,  November 30,   November 30,    November 30,
                         2003          2002           2003            2002
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            5,446,729     7,247,093    $ 52,353,733    $ 71,573,282
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               63,586        24,178         579,905         244,681
-------------------------------------------------------------------------------
Shares converted
  from Class B           248,829       149,578       2,470,234       1,454,200
-------------------------------------------------------------------------------
Shares redeemed       (3,355,205)   (3,120,703)    (32,398,246)    (29,772,310)
-------------------------------------------------------------------------------
Net increase           2,403,939     4,300,146    $ 23,005,626    $ 43,499,853
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 21

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended     Year Ended
                     November 30,  November 30,   November 30,    November 30,
                         2003          2002           2003            2002
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold            4,697,184    10,431,805    $ 43,954,755    $102,243,732
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends               11,535         5,287         104,970          53,456
-------------------------------------------------------------------------------
Shares converted
  to Class A            (252,899)     (150,320)     (2,470,234)     (1,454,200)
-------------------------------------------------------------------------------
Shares redeemed       (4,065,562)   (3,295,938)    (38,830,483)    (30,452,569)
-------------------------------------------------------------------------------
Net increase             390,258     6,990,834    $  2,759,008    $ 70,390,419
===============================================================================

CLASS C
Shares sold            2,876,068     4,115,388    $ 27,170,396    $ 40,682,467
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                4,435         2,323          40,310          23,484
-------------------------------------------------------------------------------
Shares redeemed       (1,896,948)   (1,340,340)    (18,259,532)    (12,573,054)
-------------------------------------------------------------------------------
Net increase             983,555     2,777,371    $  8,951,174    $ 28,132,897
===============================================================================

ADVISOR CLASS
Shares sold           10,503,293    24,050,430    $101,612,639    $223,883,875
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends              240,190         4,183       2,195,338          42,423
-------------------------------------------------------------------------------
Shares redeemed       (1,558,471)     (671,543)    (15,081,421)     (6,336,224)
-------------------------------------------------------------------------------
Net increase           9,185,012    23,383,070    $ 88,726,556    $217,590,074
===============================================================================


                      November 3,                  November 3,
                      2003(a) to                   2003(a) to
                     November 30,                 November 30,
                         2003                         2003
                     ------------                -------------
CLASS R
Shares sold                  917                  $     10,000
--------------------------------------------------------------
Net increase                 917                  $     10,000
==============================================================

(a)  Commencement of distribution.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN VALUE FUND

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2003.

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2003 and November 30, 2002 were as follows:

                                                  2003              2002
                                              =============    =============
Distributions paid from:
  Ordinary income                             $   3,164,064    $     501,819
                                              -------------    -------------
Total taxable distributions                       3,164,064          501,819
                                              -------------    -------------
Total distributions paid                      $   3,164,064    $     501,819
                                              =============    =============


As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                   $  5,610,069
Accumulated capital and other losses                             (17,077,023)(a)
Unrealized appreciation/(depreciation)                            93,459,784(b)
                                                                ------------
Total accumulated earnings/(deficit)                            $ 81,992,830
                                                                ------------


(a) On November 30, 2003, the Fund had a net capital loss carryforward of $17,077,023, of which $488,283 expires in the year 2009, $9,898,193 expires in the year 2010 and $6,690,547 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year there were no permanent differences.

NOTE H

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 23
continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately forty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN VALUE FUND

NOTE I

Subsequent Events

On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 25

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                     Class A
                                       -------------------------------------
                                                                  March 29,
                                                                 2001(a) to
                                       Year Ended November 30,     November
                                       ------------------------       30,
                                           2003         2002         2001
                                       -----------  -----------  -----------
Net asset value, beginning of period      $9.44       $10.26       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                    .11          .10          .06(c)
Net realized and unrealized gain
   (loss) on investment transactions       1.48         (.87)         .20
Net increase (decrease) in net asset
   value from operations                   1.59         (.77)         .26

LESS: DIVIDENDS
Dividends from net investment income       (.07)        (.05)          -0-
Net asset value, end of period           $10.96        $9.44       $10.26

TOTAL RETURN
Total investment return based on
   net asset value(d)                     16.93%       (7.56)%       2.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                     $136,924      $95,295      $59,437
Ratio to average net assets of:
   Expenses, net of waivers                1.45%        1.45%        1.71%(e)
   Expenses, before waivers                1.45%        1.45%        1.74%(e)
   Net investment income                   1.12%         .99%         .79%(c)(e)
Portfolio turnover rate                      27%          11%          14%


See footnote summary on page 30.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN VALUE FUND

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                     Class B
                                       -------------------------------------
                                                                  March 29,
                                                                 2001(a) to
                                       Year Ended November 30,     November
                                       ------------------------       30,
                                           2003         2002         2001
                                       -----------  -----------  -----------
Net asset value, beginning of period      $9.37       $10.22       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                    .04          .03          .01(c)
Net realized and unrealized gain
   (loss) on investment transactions       1.46         (.87)         .21
Net increase (decrease) in net asset
   value from operations                   1.50         (.84)         .22

LESS: DIVIDENDS
Dividends from net investment income       (.01)        (.01)          -0-
Net asset value, end of period           $10.86        $9.37       $10.22

TOTAL RETURN
Total investment return based on
   net asset value(d)                     16.03%       (8.22)%       2.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                     $174,262     $146,704      $88,579
Ratio to average net assets of:
   Expenses, net of waivers                2.18%        2.18%        2.42%(e)
   Expenses, before waivers                2.18%        2.18%        2.46%(e)
   Net investment income                    .39%         .27%         .08%(c)(e)
Portfolio turnover rate                      27%          11%          14%


See footnote summary on page 30.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 27

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                      Class C
                                       -------------------------------------
                                                                  March 29,
                                                                 2001(a) to
                                       Year Ended November 30,     November
                                       ------------------------       30,
                                           2003         2002         2001
                                       -----------  -----------  -----------
Net asset value, beginning of period      $9.37       $10.21       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                    .04          .03           -0-(c)
Net realized and unrealized gain
   (loss) on investment transactions       1.46         (.86)         .21
Net increase (decrease) in net
   asset value from operations             1.50         (.83)         .21

LESS: DIVIDENDS
Dividends from net investment income       (.01)        (.01)          -0-
Net asset value, end of period           $10.86        $9.37       $10.21

TOTAL RETURN
Total investment return based on
   net asset value(d)                     16.03%       (8.13)%       2.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                      $81,928      $61,459      $38,661
Ratio to average net assets of:
   Expenses, net of waivers                2.16%        2.16%        2.43%(e)
   Expenses, before waivers                2.16%        2.16%        2.47%(e)
   Net investment income                    .42%         .28%         .06%(c)(e)
Portfolio turnover rate                      27%          11%          14%


See footnote summary on page 30.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN VALUE FUND

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period


                                                                     Class R
                                                                  -------------
                                                                   November 3,
                                                                     2003(f)
                                                                       to
                                                                   November 30,
                                                                       2003
                                                                  -------------
Net asset value, beginning of period                                  $10.91

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                                                 .01
Net realized and unrealized gain on investment transactions              .03
Net increase in net asset value from operations                          .04
Net asset value, end of period                                        $10.95

TOTAL RETURN
Total investment return based on net asset value(d)                     0.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                                $10
Ratio to average net assets of:
   Expenses                                                             1.81%(e)
   Net investment income                                                1.16%(e)
Portfolio turnover rate                                                   27%


See footnote summary on page 30.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 29

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                   Advisor Class
                                       -------------------------------------
                                                                  March 29,
                                                                 2001(a) to
                                       Year Ended November 30,     November
                                       ------------------------       30,
                                           2003         2002         2001
                                       -----------  -----------  -----------
Net asset value, beginning of period      $9.48       $10.29       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                    .14          .15          .08(c)
Net realized and unrealized gain
   (loss) on investment transactions       1.48         (.90)         .21
Net increase (decrease) in net
   asset value from operations             1.62         (.75)         .29

LESS: DIVIDENDS
Dividends from net investment income       (.09)        (.06)          -0-
Net asset value, end of period           $11.01        $9.48       $10.29

TOTAL RETURN
Total investment return based on
   net asset value(d)                     17.28%       (7.30)%       2.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                     $370,847     $232,335      $11,447
Ratio to average net assets of:
   Expenses, net of waivers                1.15%        1.23%        1.40%(e)
   Expenses, before waivers                1.15%        1.23%        1.44%(e)
   Net investment income                   1.42%        1.55%        1.14%(c)(e)
Portfolio turnover rate                      27%          11%          14%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of fees and expenses waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of initial investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions at the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN VALUE FUND

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of AllianceBernstein Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AllianceBernstein Value Fund (one of the funds constituting the AllianceBernstein Trust), (the "Fund"), as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Value Fund at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
January 9, 2004


TAX INFORMATION
(unaudited)

For corporate shareholders, 100% of the total ordinary income distribution paid during the current fiscal year ended November 30, 2003 qualifies for the corporate dividends received deduction. Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns, will be included with your Form 1099-DIV which will be sent to you separately in January 2004.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 31

BOARD OF DIRECTORS

William H. Foulk, Jr.,(1) Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Marilyn G. Fedak(2), Senior Vice President
Ranjani H. Nagaswami(2), Senior Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA, 02110

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll Free: (800) 221-5672


(1)  Member of the Audit Committee.

(2) Mses. Fedak and Nagaswami are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN VALUE FUND

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.



                                                                               PORTFOLIOS
                                                                                 IN FUND          OTHER
NAME, AGE OF TRUSTEE,                        PRINCIPAL                           COMPLEX       TRUSTEESHIP
ADDRESS                                    OCCUPATION(S)                       OVERSEEN BY       HELD BY
(YEARS OF SERVICE*)                     DURING PAST  5 YEARS                     TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #, 71       Investment adviser and an inde-                  116             None
2 Sound View Drive                 pendent consultant. He was formerly
Suite 100                          Senior Manager of Barrett Associ-
Greenwich, CT 06830                ates, Inc., a registered investment
(3)                                adviser, with which he had been
Chairman of the Board              associated since prior to 1999. He
                                   was formerly Deputy Comptroller
                                   and Chief Investment Officer of the
                                   State of New York and, prior thereto,
                                   Chief Investment Officer of the
                                   New York Bank for Savings.

Ruth Block, #, 73                  Formerly Executive Vice President                 96             None
500 SE Mizner Blvd.,               and Chief Insurance Officer of The
Boca Raton, FL 33432               Equitable Life Assurance Society
(3)                                of the United States; Chairman and
                                   Chief Executive Officer of Evlico;
                                   Director of Avon, BP (oil and gas),
                                   Ecolab Incorporated (specialty
                                   chemicals), Tandem Financial Group
                                   and Donaldson, Lufkin & Jenrette
                                   Securities Corporation; former
                                   Governor at Large National Associ-
                                   ation of Securities Dealers, Inc.

David H. Dievler, #, 74            Independent consultant. Until                    100             None
P.O. Box 167                       December 1994 he was Senior
Spring Lake, NJ 07762              Vice President of Alliance Capital
(3)                                Management Corporation ("ACMC")
                                   responsible for mutual fund admin-
                                   istration. Prior to joining ACMC in
                                   1984 he was Chief Financial Officer
                                   of Eberstadt Asset Management
                                   since 1968. Prior to that he was a
                                   Senior Manager at Price Waterhouse
                                   & Co. Member of American Institute
                                   of Certified Public Accountants
                                   since 1953.



_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 33


                                                                               PORTFOLIOS
                                                                                 IN FUND          OTHER
NAME, AGE OF TRUSTEE,                        PRINCIPAL                           COMPLEX       TRUSTEESHIP
ADDRESS                                    OCCUPATION(S)                       OVERSEEN BY       HELD BY
(YEARS OF SERVICE*)                     DURING PAST  5 YEARS                     TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

John H. Dobkin, #, 61              Consultant. Formerly President of                 98             None
P.O. Box 12                        Save Venice, Inc. (preservation
Annandale, NY 12504                organization) from 2001-2002, a
(3)                                Senior Advisor from June 1999 -
                                   June 2000 and President of Historic
                                   Hudson Valley (historic preservation)
                                   from December 1989 - May 1999.
                                   Previously, Director of the National
                                   Academy of Design and during
                                   1988-1992, he was Director and
                                   Chairman of the Audit Committee
                                   of ACMC.

Clifford L. Michel, #, 64          Senior Counsel of the law firm                    97          Placer Dome,
15 St. Bernard's Road              of Cahill Gordon & Reindel since                                 Inc.
Gladstone, NJ 07934                February 2001 and a partner of
(3)                                that firm for more than twenty-five
                                   years prior thereto. He is President
                                   and Chief Executive Officer of
                                   Wenonah Development Company
                                   (investments) and a Director of
                                   Placer Dome, Inc. (mining).

Donald J. Robinson, #, 69          Senior Counsel to the law firm                    96             None
98 Hell's Peak Road                of Orrick, Herrington & Sutcliffe
Weston, VT 05161                   LLP since prior to 1999. Formerly
(3)                                a senior partner and a member of
                                   the Executive Committee of that
                                   firm. He was also a member and
                                   Chairman of the Municipal
                                   Securities Rulemaking Board and
                                   Trustee of the Museum of the City of
                                   New York.



_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN VALUE FUND


                                                                               PORTFOLIOS
                                                                                 IN FUND          OTHER
NAME, AGE OF TRUSTEE,                        PRINCIPAL                           COMPLEX       TRUSTEESHIP
ADDRESS                                    OCCUPATION(S)                       OVERSEEN BY       HELD BY
(YEARS OF SERVICE*)                     DURING PAST  5 YEARS                     TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

Marc O. Mayer, +, 46               Executive Vice President                          68             None
1345 Avenue of the                 of ACMC since 2001; prior
  Americas                         thereto, Chief Executive Officer
New York, NY 10105                 of Sanford C. Bernstein & Co.,
(Elected November 18,              LLC and its predecessor since
2003)                              prior to 1999.



*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee and Nominating Committee.

+ Mr. Mayer is an "interested Trustee", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 35

Officers of The Trust

Certain information concerning the Fund's Officers is listed below.



         NAME,                         POSITION(S)                       PRINCIPAL OCCUPATION
   ADDRESS* AND AGE                  HELD WITH FUND                       DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Thomas J. Bardong, 58              Vice President                  Senior Vice President of Alliance Capital
                                                                   Management Corporation ("ACMC"),**
                                                                   with which he has been associated
                                                                   since prior to 1999.

Marilyn G. Fedak, 57               Senior Vice President           Executive Vice President of ACMC,**
                                                                   since October 2000. She is Head of
                                                                   Sanford C. Bernstein & Co., Inc.
                                                                   ("Bernstein"),** Value Equities Business
                                                                   and Co-Chief Investment Officer of U.S.
                                                                   Value Equities. Prior thereto, she was
                                                                   Chief Investment Officer and Chairman
                                                                   of the U.S. Equity Investment Policy
                                                                   Group at Bernstein,** since prior to
                                                                   1999.

Ranjani H. Nagaswami, 40           Senior Vice President           Senior Vice President of ACMC,** with
                                                                   which she has been associated since
                                                                   prior to 1999.

Mark R. Manley, 41                 Secretary                       Senior Vice President and Acting
                                                                   General Counsel of ACMC,** with
                                                                   which he has been associated since
                                                                   prior to 1999.

Mark D. Gersten, 53                Treasurer and Chief             Senior Vice President of Alliance Global
                                   Financial Officer               Investor Services, Inc. ("AGIS"),** and
                                                                   Vice President of AllianceBernstein
                                                                   Investment Research and Management,
                                                                   Inc. ("ABIRM"),** with which he has
                                                                   been associated since prior to 1999.

Vincent S. Noto, 39                Controller                      Vice President of AGIS,** with which
                                                                   he has been associated since prior to
                                                                   1999.



* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, Bernstein, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN VALUE FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Series
--------------------------------------------
U.S. Large Cap Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund +
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II



We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.


*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.


+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.


++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN VALUE FUND o 37

ALLIANCEBERNSTEIN VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ACBVIVFAR1103

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.     DESCRIPTION OF EXHIBIT

         10 (a) (1)      Code of ethics that is subject to the disclosure of
                         Item 2 hereof

         10 (b) (1)      Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)      Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:   January 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:   January 29, 2004

By:      /s/ Mark D. Gersten
         ---------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   January 29, 2004